Submission	Jun. 26, 2025
Submission [Line Items]
Central Index Key	0002025774
Registrant Name	Alps Global Holding Pubco
Registration File Number	333-284035
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES